Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012	Feb. 25, 2011
Current assets:
Cash and cash equivalents	$ 3,425	$ 1,423
Restricted cash	6,000	5,607
Accounts receivable, net	10,695	4,727
Costs and estimated earnings in excess of billings on uncompleted long-term contracts	18,766	10,371
Inventories, net	4,145	4,015
Deferred tax assets, current	4,170	3,807
Prepaid expenses and other current assets	830	691
Total current assets	48,031	30,641
Property, plant and equipment, net	14,860	13,359
Capitalized software development costs, net	666	802
Deferred tax assets, non-current, net	4,190	5,919
Other assets	39	70
Total assets	67,786	50,791
Current liabilities:
Current portion of long-term debt obligations	8	219
Accounts payable, trade	5,639	4,308
Billings in excess of costs and estimated earnings on uncompleted long-term contracts	6,519	7,534
Customer deposits	3,425	3,907
Accrued taxes	148	28
Accrued interest and dividends	941	725
Other accrued liabilities	3,565	2,857
Total current liabilities	20,245	19,578
Long-term debt obligations, less current portion:
Credit facility payable to bank	16,716	3,041
Other long-term debt obligations	0	43
Total long-term debt obligations, less current portion:	16,716	3,084
Total liabilities	36,961	22,662
Commitments and contingencies
Shareholders' equity:
Common Stock, $0.05 par value, 50,000,000 shares authorized; 9,134,403 and 9,104,601 shares issued and outstanding at February 24, 2012 and February 25, 2011, respectively	456	455
Additional paid-in capital	9,892	11,932
Accumulated other comprehensive loss	(505)	(372)
Accumulated deficit	(1,186)	(6,059)
Total shareholders' equity before non-controlling interest	30,784	28,083
Non-controlling interest	41	46
Total shareholders' equity	30,825	28,129
Total liabilities and shareholders' equity	67,786	50,791
Series D Preferred Stock [Member]
Shareholders' equity:
Cumulative convertible participating Preferred Stock	386	386
Series E Preferred Stock [Member]
Shareholders' equity:
Cumulative convertible participating Preferred Stock	$ 21,741	$ 21,741